Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity	STOCKHOLDERS’ EQUITY
On July 22, 2021, the Company issued 72.5 million Matterport Class A common shares to public stockholders of Gores, Initial Stockholders of Class F Stock, and PIPE investors for an aggregate gross proceeds of $640.1 million. The Company paid $0.9 million to Gores’ stockholders who redeemed Gores’ Class A common stock immediately prior to the Closing. The Company and Gores incurred $10.0 million and $26.3 million transaction costs, respectively. The total transaction cost was $36.3 million, consisting of underwriting, legal and other professional fees, of which $35.7 million was recorded to additional paid-in
capital as a reduction of proceeds and the remaining $0.6 million was expensed immediately.
The Company has retroactively adjusted the shares issued and outstanding prior to July 22, 2021 to give effect to the exchange ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted. Immediately prior to the Closing, 232.7 million shares were authorized to issue at $0.001 par value. Immediately following the Closing, 670 million share were authorized to issue at $0.0001 par value, including 640 million shares of common stock and 30 million shares of preferred stock. There were 242.0 million shares of common stock outstanding with a par value of $0.0001 upon the Closing. The holder of each share of common stock is entitled to one vote.
The Company had reserved shares of common stock for future issuance as of December 31, 2021 as follows (in thousands):

December 31, 2021
Common stock reserved for Earn-out	23,460
Public and private warrants to purchase common stock	4,260
Common stock options outstanding and unvested RSUs	66,971
Shares available for future grant under 2021 Employee Stock Purchase Plan	7,259
Shares available for future grant under 2021 Incentive Award Plan	3,415

Total shares of common stock reserved	105,365

Common Stock Warrants
— The Company issued warrants to purchase common stock in connection with loan agreements entered from three lenders as disclosed below and in Note 7 “Debt”. Those warrants were considered equity at inception and were recorded to additional paid-in capital.
The warrants have a
contractual 10-year life from
the issuance date.
All previously issued common stock warrants were fully vested and exercisable as of December 31, 2020. In February 2021, the holders of all of the Company’s outstanding warrants entered into agreement with the Company to exercise their warrants contingent upon, and effective immediately prior to, the consummation of the First Merger. In the event of an acquisition in which the fair market value of one share is greater than the warrant exercise price as of the date of the acquisition, all outstanding and unexercised warrants shall automatically be deemed to be cashless exercised immediately prior to the consummation of the acquisition. In the event of an acquisition where the fair market value per share is less than the warrant exercise price in effect immediately prior to the acquisition, then warrants will expire immediately prior to the consummation of the acquisition. On July 22, 2021, all the common stock warrants were exercised. The Company issued 1.0 million shares of the Class A common stock to the holders of the common stock warrants upon the Closing.
As of December 31, 2020, the unamortized debt discount related to the above warrants were $0.2 million. The company fully amortized the remaining debt discount associated with the above warrants of $0.2 million during the year ended December 31, 2021 upon the full repayment of the debt as discussed Note 7 “Debt”.

Accumulated Other Comprehensive Income
The following table summarizes the changes in accumulated other comprehensive income (loss) by component, net of tax (in thousands):

	Foreign Currency Translation, Net of Tax	Unrealized Losses on Available-for-Sale Debt Securities, Net of Tax	Total
Balance at December 31, 2020	$135	$—	$135
Net unrealized loss	(187)	(1,487)	(1,674)

Balance at December 31, 2021	$(52)	$(1,487)	$(1,539)

	Foreign Currency Translation, Net of Tax	Unrealized Gains on Available-for-Sale Debt Securities, Net of Tax	Total
Balance at December 31, 2019	$36	$—	$36
Net unrealized gain	99	—	99

Balance at December 31, 2020	$135	$—	$135